Equity	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Disclosure of share capital, reserves and other equity interest [text block]
Note 20.	Equity

(a)	Ordinary Shares

The Company’s authorized ordinary shares, with par value of $0.3 per share, were 1,000,000,000 shares at January 1, 2017, December 31, 2017 and 2018.

The Company’s issued and fully paid ordinary shares, with par value of $0.3 per share, were 356,699,482 shares at January 1, 2017, December 31, 2017 and 2018. The outstanding ordinary shares were 344,007,418 shares, 344,207,492 shares and 344,290,306 shares at January 1, 2017, December 31, 2017 and 2018, respectively. 12,692,064 treasury shares, 12,491,990 treasury shares and 12,409,176 treasury shares were held by the Company as of January 1, 2017, December 31, 2017 and 2018, respectively.

The Company’s ordinary shares have been quoted on the NASDAQ Global Select Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009.

(b)	Additional Paid-in Capital

Balance of additional paid-in capital as of January 1, 2017, December 31, 2017 and 2018 were as follows:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
From ordinary shares	$93,341	93,341	93,341
From treasury shares	4,041	4,784	5,080
From share-based compensation	6,091	6,151	6,182
From share of changes in equities of associates	-	151	146
	$103,473	104,427	104,749

(c)	Earnings distribution

As a holding company, the major asset of the Company is the 100% ownership interest in Himax Taiwan. Dividends received from the Company’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law. The ability of the Company’s subsidiaries to pay dividends, repay intercompany loans from the Company or make other distributions to the Company may be restricted by the availability of funds, the terms of various credit arrangements entered into by the Company’s subsidiaries, as well as statutory and other legal restrictions. The Company’s subsidiaries in Taiwan are generally not permitted to distribute dividends or to make any other distributions to shareholders for any year in which it did not have either earnings or retained earnings (excluding reserve). In addition, before distributing a dividend to shareholders following the end of a fiscal year, a Taiwan company must recover any past losses, pay all outstanding taxes and set aside 10% of its annual net income (less prior years’ losses and outstanding taxes) as a legal reserve until the accumulated legal reserve equals its paid-in capital, and may set aside a special reserve.

The accumulated legal and special reserve provided by Himax Taiwan as of December 31, 2017 and 2018 amounted to $78,386 thousand and $78,901 thousand, respectively.

(d)	Accumulated other comprehensive income

Changes in accumulated other comprehensive income, net of tax, are as follows:

	Foreign currency translation	Unrealized gains (losses) on securities	Defined benefit pension plans	Accumulated other comprehensive income
	(in thousands)
Beginning balance, January 1, 2017	$(279)	(350)	(925)	(1,554)
Exchange differences arising on translation of foreign operations	862	-	-	862
Changes in fair value of financial assets	-	313	-	313
Remeasurement of defined benefit pension plans	-	-	(67)	(67)
Ending balance, December 31, 2017	583	(37)	(992)	(446)
Exchange differences arising on translation of foreign operations	(334)	-	-	(334)
Changes in fair value of financial assets	-	(869)	-	(869)
Remeasurement of defined benefit pension plans	-	-	1,100	1,100
Ending balance, December 31, 2018	$249	(906)	108	(549)

(e)	Noncontrolling interest

	Year ended December 31,
	2017	2018
	(in thousands)
Balance at the beginning of year	$418	(1,735)
Equity attributable to non-controlling interests
Loss for the year	(2,142)	(2,543)
Changes in fair value of financial assets	9	(26)
Remeasurement of defined benefit pension plans	(14)	33
Share-based compensation expenses	52	22
New shares issued by subsidiary	(25)	(10)
Exchange differences arising on translation of foreign operations	-	(2)
Purchase of subsidiary shares from noncontrolling interests	(33)	-
Balance at the end of year	$(1,735)	(4,261)